Commitments	6 Months Ended
Jun. 30, 2026
Commitments [Abstract]
COMMITMENTS

17. COMMITMENTS

Operating lease commitments

The total future minimum lease payments including the agreed property management fee under the non-cancellable operating lease with respect to the contractual obligations as of June 30, 2026 are payable as follows:

June 30, 2026
Within 1 year	$24
2 – 5 years	71
Total	$95

Capital expenditure commitments

The Company has commitments for capital expenditures totaling $24,774 as of June 30, 2026. These commitments are primarily related to the acquisition of Digital Intelligent Middle Platform, CHEERS Video, CHEERS API and CHEERS Telepatby.